                    RUSSELL INSURANCE FUNDS

                    Russell Insurance Funds is a "series
                    mutual fund" with four different
                    investment portfolios.

                    These financial statements report on
                    four Funds, each of which has distinct
                    investment objectives and strategies.


                    FRANK RUSSELL INVESTMENT
                    MANAGEMENT COMPANY

                    Responsible for overall management
                    and administration of the Funds.


                    FRANK RUSSELL COMPANY

                    Consultant to Frank Russell
                    Investment Management Company.

                             RUSSELL INSURANCE FUNDS

                                SEMIANNUAL REPORT

                                  JUNE 30, 1997
                                   (UNAUDITED)



                                TABLE OF CONTENTS



                                                                   Page

          Multi-Style Equity Fund. . . . . . . . . . . . . . . .     2

          Aggressive Equity Fund . . . . . . . . . . . . . . . .     8

          Non-US Fund. . . . . . . . . . . . . . . . . . . . . .    18

          Core Bond Fund . . . . . . . . . . . . . . . . . . . .    28

          Notes to Financial Statements. . . . . . . . . . . . .    35

          Manager, Money Managers and Service Providers. . . . .    41



RUSSELL INSURANCE FUNDS
Copyright -C- Frank Russell Company 1997. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. This material must be accompanied or preceded by a current Russell Insurance Funds' Prospectus containing complete information concerning the investment objectives and operations of the Funds, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Russell Insurance Funds.

MULTI-STYLE EQUITY FUND

STATEMENT OF NET ASSETS

June 30, 1997 (Unaudited)


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

COMMON STOCKS - 96.9%
BASIC INDUSTRIES - 4.1%
James River Corp. of Virginia                             5,000     $      185
Mead Corp.                                                1,500             93
Monsanto Co.                                              4,700            202
Praxair, Inc.                                             2,500            140
Reynolds Metals Co.                                       2,100            150
                                                                    ----------

                                                                           770
                                                                    ----------

CAPITAL GOODS - 4.5%
Boston Scientific Corp. (a)                               1,700            104
Caterpillar, Inc.                                         1,800            193
Foster Wheeler Corp.                                      3,600            146
General Electric Co.                                      6,100            399
                                                                    ----------

                                                                           842
                                                                    ----------

CONSUMER BASICS - 18.2%
American Home Products Corp.                                400             31
Archer-Daniels-Midland Co.                                5,900            139
Baxter International, Inc.                                3,100            162
Bristol-Myers Squibb Co.                                  6,500            527
Coca-Cola Co. (The)                                       1,700            115
Colgate-Palmolive Co.                                     1,800            117
Columbia/HCA Healthcare Corp.                             4,400            173
Gillette Co.                                              2,500            237
Lilly (Eli) & Co.                                         2,000            219
Medtronic, Inc.                                           1,800            146
Merck & Co., Inc.                                         3,700            383
PepsiCo, Inc.                                             5,000            188
Pfizer, Inc.                                              1,700            203
Philip Morris Cos., Inc.                                  6,300            280
Sara Lee Corp.                                            3,200            133
Schering-Plough Corp.                                     8,000            382
                                                                    ----------

                                                                         3,435
                                                                    ----------

CONSUMER DURABLES - 2.5%
Ford Motor Co.                                            7,200            272
Whirlpool Corp.                                           3,600            196
                                                                    ----------

                                                                           468
                                                                    ----------

CONSUMER NON-DURABLES - 7.7%
Avon Products, Inc.                                       2,700            191
Dayton Hudson Corp.                                       7,700            410
Home Depot, Inc. (The)                                    2,800            193
Kohl's Corp. (a)                                          2,000            106
Liz Claiborne, Inc.                                       1,600             75
PeopleSoft, Inc.                                          3,400            179
Sears Roebuck & Co.                                       2,100            113
Wal-Mart Stores, Inc.                                     5,600            188
                                                                    ----------

                                                                         1,455
                                                                    ----------

CONSUMER SERVICES - 4.0%
AMR Corp. (a)                                             1,800            167
Brinker International, Inc. (a)                           3,700             53
Carnival Corp. Class A                                    4,200            173
HFS, Inc. (a)                                             3,300            191
Hilton Hotels Corp.                                       3,900            104
Mirage Resorts, Inc. (a)                                  3,000             75
                                                                    ----------

                                                                           763
                                                                    ----------

ENERGY - 6.6%
Amerada Hess Corp. NPV                                    3,500            194
Amoco Corp.                                               1,700            148
Atlantic Richfield Co.                                    2,600            183
British Petroleum Co. PLC - ADR                           2,400            180
Exxon Corp.                                               3,600            221
Mobil Corp.                                               2,000            140
Texaco, Inc.                                              1,700            185
                                                                    ----------

                                                                         1,251
                                                                    ----------

FINANCE - 19.9%
Aetna, Inc.                                               2,200            225
Ahmanson (H.F.) & Co.                                     4,300            185
Allstate Corp.                                            3,600            263
Banc One Corp.                                            3,200            155
BankAmerica Corp.                                         6,600            426
Barnett Banks, Inc.                                       1,400             74
Chase Manhattan Corp.                                     2,400            233
Chubb Corp. (The)                                         3,400            227
Citicorp                                                    900            109
Conseco, Inc.                                             3,300            122
Federal National Mortgage Association                     5,500            240
First Chicago NBD Corp.                                   1,700            103
Morgan Stanley, Dean Witter, Discover and Co.             5,500            237
NationsBank Corp.                                         5,100            329
Salomon, Inc.                                             3,300            184
Student Loan Marketing Association                        1,800            229
Transamerica Financial Corp.                              1,100            102
Travelers, Inc.                                           5,100            321
                                                                    ----------

                                                                         3,764
                                                                    ----------


2  Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

June 30, 1997 (Unaudited)


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

GENERAL BUSINESS - 4.2%
Ascend Communications, Inc. (a)                           2,000     $       79
CUC International, Inc.                                   5,500            142
SBC Communications, Inc.                                  2,600            161
Service Corp. International                               4,100            135
Time Warner, Inc.                                         2,500            121
Tribune Co.                                               3,400            162
                                                                    ----------

                                                                           800
                                                                    ----------

MISCELLANEOUS - 0.3%
Waste Management, Inc.                                    1,847             59
                                                                    ----------

                                                                            59
                                                                    ----------

TECHNOLOGY - 18.3%
Adaptec, Inc.                                             2,600             90
AlliedSignal, Inc.                                        1,900            160
Applied Materials, Inc. (a)                               1,900            134
Boeing Co.                                                1,600             85
COMPAQ Computer Corp. (a)                                 3,900            387
Computer Associates International, Inc.                   1,600             89
Guidant Corp.                                             2,100            179
HBO & Co.                                                 2,400            165
Hewlett-Packard Co.                                       2,600            146
Honeywell, Inc.                                           1,600            121
Intel Corp.                                               3,000            425
International Business Machines Corp.                     2,800            253
Microsoft Corp.                                           2,300            291
Motorola, Inc.                                            1,300             99
National Semiconductor Corp. (a)                          4,100            126
Rational Software Corp.                                   1,100             18
Seagate Technology                                        2,900            102
Sundstrand Corp.                                          1,900            106
Texas Instruments, Inc.                                   1,300            109
Textron, Inc.                                             3,000            199
United Technologies Corp.                                 2,000            166
                                                                    ----------

                                                                         3,450
                                                                    ----------

TRANSPORTATION - 0.6%
Ryder System, Inc.                                        3,700            122
                                                                    ----------

                                                                           122
                                                                    ----------

UTILITIES - 6.0%
AT&T Corp.                                                4,500            158
Bell Atlantic Corp.                                       2,100            159
BellSouth Corp.                                             800             37
Edison International                                      5,900            147
Entergy Corp.                                             5,000            137
MCI Communications Corp.                                  5,300            203
Potomac Electric Power Co.                                4,500            104
WorldCom, Inc.                                            5,800            185
                                                                    ----------

                                                                         1,130
                                                                    ----------

TOTAL COMMON STOCKS
(cost $15,624)                                                          18,309
                                                                    ----------

                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)
                                                     ----------

SHORT-TERM INVESTMENTS - 3.3%
Federated Prime Cash Obligation Fund (b)             $      625            625
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $625)                                                                625
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $16,249)(c) - 100.2%                                   18,934

OTHER ASSETS AND LIABILITIES,
NET - (0.2%)                                                               (39)
                                                                    ----------

NET ASSETS - 100.0%                                                 $   18,895
                                                                    ----------
                                                                    ----------

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
NPV - No Par Value
PLC - Public Limited Company


        The accompanying notes are an integral part of the financial statements.

                                                      Multi-Style Equity Fund  3

MULTI-STYLE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1997 (Unaudited)

ASSETS
Investments at market (identified cost $16,249,046)(Note 2). . . . . . . . . . . . . . . . . . . . . . .   $      18,933,695
Receivables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              21,173
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              87,146
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               9,289
                                                                                                           -----------------

Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          19,051,303

LIABILITIES
Payables:
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $          93,039
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .              20,689
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              42,323
                                                                                       -----------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             156,051
                                                                                                           -----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $      18,895,252
                                                                                                           -----------------
                                                                                                           -----------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $          33,057
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (282,262)
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . .           2,684,649
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              16,458
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          16,443,350
                                                                                                           -----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $      18,895,252
                                                                                                           -----------------
                                                                                                           -----------------
NET ASSET VALUE, offering and redemption price per share:
  ($18,895,252 divided by 1,645,768 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $           11.48
                                                                                                           -----------------
                                                                                                           -----------------



        The accompanying notes are an integral part of the financial statements.

4  Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

STATEMENT OF OPERATIONS

For the Period January 2, 1997 (Commencement of Operations) to June 30, 1997 (Unaudited)

INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $         142,168
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              10,314
                                                                                                           -----------------

    Total Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             152,482

EXPENSES (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $          66,374
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              30,796
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               9,182
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              16,384
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,425
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,904
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                 711
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              11,865
                                                                                       -----------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .             145,641
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .             (67,354)
                                                                                       -----------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               78,287
                                                                                                            -----------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              74,195
                                                                                                            -----------------


REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (282,262)
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .           2,684,649
                                                                                                           -----------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,402,387
                                                                                                           -----------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .   $       2,476,582
                                                                                                           -----------------
                                                                                                           -----------------


        The accompanying notes are an integral part of the financial statements.


                                                      Multi-Style Equity Fund  5

MULTI-STYLE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the Period January 2, 1997 (Commencement of Operations) to June 30, 1997 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $          74,195
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (282,262)
  Net change in unrealized appreciation or depreciation  . . . . . . . . . . . . . . . . . . . . . . . .           2,684,649
                                                                                                           -----------------

    Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . .           2,476,582
                                                                                                           -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (41,138)
                                                                                                           -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 5). . . . . . . . . . . . . .          16,434,808
                                                                                                           -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          18,870,252

NET ASSETS
  Beginning of period (original capital) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              25,000
                                                                                                           -----------------

  End of period (including undistributed net investment income of $33,057) . . . . . . . . . . . . . . .   $      18,895,252
                                                                                                           -----------------
                                                                                                           -----------------

The accompanying notes are an integral part of the financial statements.


6  Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.


                                                                                                                  1997*
                                                                                                           -----------------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $           10.00
                                                                                                           -----------------
INCOME FROM INVESTMENT OPERATIONS:

  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .05
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . .                1.46
                                                                                                           -----------------

      Total Income From Investment Operations. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1.51
                                                                                                           -----------------
LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (.03)
                                                                                                           -----------------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $           11.48
                                                                                                           -----------------
                                                                                                           -----------------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               15.10

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              18,895

  Ratios to average net assets (%)(b):
    Operating expenses, net. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .92
    Operating expenses, gross. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1.71
    Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .87

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               52.62
  Per share amount of fees waived ($ omitted)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .               .0410
  Average commission rate paid per share of security ($ omitted) . . . . . . . . . . . . . . . . . . . .               .0283

* For the period January 2, 1997 (commencement of operations) to June 30, 1997 (Unaudited).
(a) The total return for the period is not annualized.
(b) The ratios for the period are annualized.
(c) See Note 4.


                                                      Multi-Style Equity Fund  7

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS

June 30, 1997 (Unaudited)


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

COMMON STOCKS - 96.6%
BASIC INDUSTRIES - 8.3%
Advanced Technologies Laboratories, Inc. (a)                100     $        4
Amcast Industrial Corp.                                   1,600             40
ASARCO, Inc.                                              1,200             37
Bio-Rad Laboratories, Inc. Class A (a)                      300              8
Brush Wellman, Inc.                                       1,300             27
CalMat Co.                                                  600             13
Chase Industries, Inc. (a)                                1,700             41
Cleveland-Cliffs, Inc.                                    1,900             77
Cytec Industries, Inc.                                      300             11
Dexter Corp.                                              1,700             54
Fuller (H.B.) Co.                                           800             44
Inland Steel Industries, Inc.                             2,900             76
International Specialty Products (a)                      4,900             69
James River Corp. of Virginia                             1,900             70
Mississippi Chemical Corp.                                2,000             42
Mosinee Paper Corp.                                         350              8
P.H. Glatfelter Co.                                       1,500             30
Pope & Talbot, Inc.                                         100              2
Quanex Corp.                                              3,500            107
Reliance Steel & Aluminum Co.                               300              8
Rexene Corp.                                              2,600             41
Sealed Air Corp. (a)                                        200             10
Terra Industries, Inc.                                    4,500             52
Tredegar Industries, Inc.                                   900             50
UCAR International, Inc. (a)                                800             37
WD-40 Co.                                                   600             36
                                                                    ----------

                                                                           994
                                                                    ----------

CAPITAL GOODS - 8.4%
Aeroquip-Vickers, Inc.                                      600             28
ANADIGICS, Inc.                                           1,000             31
Arrow Electronics, Inc. (a)                               1,200             64
Barnes Group, Inc.                                        3,600            107
Charter Power Systems, Inc. (a)                             300             11
Cohu, Inc.                                                1,100             34
Core Industries, Inc.                                       700             17
Cummins Engine Co., Inc.                                    400             28
DT Industries, Inc.                                         900             32
Fluke Corp.                                               1,200             71
Franklin Electric Co., Inc.                                 500             24
Global Industrial Technologies, Inc. (a)                  1,800             37
Harnischfeger Industries, Inc.                              500             21
Harsco Corp.                                              2,000             81
Kuhlman Corp.                                             1,900             61
Lindsay Manufacturing Co.                                   300             10
Martin Marietta Materials, Inc.                           1,500             49
Park Electrochemical Corp.                                1,200             32
Robbins & Myers, Inc.                                     2,800             92
Simpson Manufacturing Co., Inc. (a)                         400             10
SPS Technologies, Inc. (a)                                  200             14
Tecumseh Products Co. Class A                               600             36
TETRA Technologies, Inc. (a)                                300              7
Timken Co.                                                2,100             75
Zurn Industries, Inc.                                     1,300             37
                                                                    ----------

                                                                         1,009
                                                                    ----------

CONSUMER BASICS - 13.6%
ALZA Corp. (a)                                            2,600             75
American HomePatient, Inc.                                  400             10
Arbor Health Care Co. (a)                                   500             16
Ballard Medical Products                                  2,100             42
Bergen Brunswig Corp. Class A                             6,900            192
Bindley Western Industries, Inc.                          2,600             60
Biomet, Inc.                                              4,200             78
Culbro Corp. (a)                                            200             28
Golden Poultry Co.                                          800             11
Health Care & Retirement Corp. (a)                          200              7
Health Management Associates Class A (a)                  1,100             31
Hologic, Inc. (a)                                           700             19
Incyte Pharmaceuticals, Inc. (a)                            300             19
Integrated Health Services, Inc.                            900             35
International Multifoods Corp.                            1,400             35
Life Technologies, Inc.                                   2,300             63
Lincare Holdings, Inc. (a)                                1,400             60
Living Centers of America, Inc. (a)                         300             12
Mafco Consolidated Group, Inc.                            1,500             50
Marquette Medical Systems, Inc. Class A (a)               1,400             31
McKesson Corp.                                            1,700            132
Mine Safety Appliances Co.                                1,600             97
Omnicare, Inc.                                              500             16
Parexel International Corp.                                 300              9
Patterson Dental Co. (a)                                    300             10
RoTech Medical Corp. (a)                                    700             14
Smithfield Foods, Inc. (a)                                  300             18
Snap-On Tools Corp.                                       1,900             75
Spine-Tech, Inc. (a)                                        500             18
Standard Commercial Corp.                                   808             14
Starrett (L.S.) Co. Class A                                 300             10
Stryker Corp.                                               600             21
Universal Corp.                                           4,200            133
Universal Health Services, Inc. Class B (a)               3,500            135
Vencor, Inc. (a)                                            600             25
Vivus, Inc.                                                 400             10
Weis Markets, Inc.                                        1,000             29
                                                                    ----------

                                                                         1,640
                                                                    ----------


8  Agressive Equity Fund

AGGRESSIVE EQUITY FUND

June 30, 1997 (Unaudited)


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

CONSUMER DURABLES - 4.4%
Arvin Industries, Inc.                                    5,700     $      155
CORT Business Services Corp. (a)                          3,100             92
Excel Industries, Inc.                                      900             18
Furniture Brands International, Inc. (a)                  1,900             37
Kimball International, Inc. Class B                       1,500             60
La-Z-Boy Chair Co.                                        1,200             43
Libbey, Inc.                                                400             14
National Presto Industries, Inc.                            700             28
Simpson Industries, Inc.                                  1,300             14
Thor Industries, Inc.                                       400             10
US Industries, Inc. (a)                                   1,500             53
                                                                    ----------

                                                                           524
                                                                    ----------

CONSUMER NON-DURABLES - 8.3%
AnnTaylor Stores Corp. (a)                                2,000             39
Block Drug Co., Inc. Class A                                800             35
Carson Pirie Scott & Co. (a)                              1,100             35
Cash America International, Inc.                          3,700             39
Cole National Corp. Class A (a)                             500             22
Coors (Adolph) Co. Class B                                  800             21
Dress Barn, Inc. (a)                                      2,700             52
Duty Free International, Inc.                             2,100             39
Galey & Lord, Inc. (a)                                    1,000             19
Genesco, Inc. (a)                                         1,800             25
Goody's Family Clothing, Inc. (a)                         1,500             41
Guilford Mills, Inc.                                      2,250             47
Hancock Fabrics, Inc.                                     1,400             19
Kellwood Co.                                                800             22
MacFrugals Bargains Close Outs, Inc. (a)                  1,500             41
Meyer (Fred), Inc. (a)                                    2,700            140
Mohawk Industries, Inc. (a)                               2,700             61
Morningstar Group, Inc. (a)                                 600             18
Oxford Industries, Inc.                                     500             14
Paragon Trade Brands, Inc. (a)                              700             12
Pier 1 Imports, Inc.                                      3,100             82
Russell Corp.                                               900             27
Sports Authority, Inc.                                      800             16
Tiffany & Co.                                             1,600             74
Tultex Corp. (a)                                          3,500             21
Unifirst Corp.                                              300              6
WestPoint Stevens, Inc. (a)                                 800             31
Zale Corp. (a)                                              300              6
                                                                    ----------

                                                                         1,004
                                                                    ----------

CONSUMER SERVICES - 2.7%
American Classic Voyages Co. (a)                          1,500             15
Bristol Hotel Co. (a)                                       300             11
CKE Restaurants, Inc. (a)                                 1,100             35
Consolidated Products, Inc.                                 100              2
Foodmaker, Inc. (a)                                       5,100             83
Hollywood Entertainment Corp. (a)                           300              7
Midwest Express Holdings, Inc.                            2,300             63
NPC International, Inc. (a)                                 700              8
Rainforest Cafe, Inc.                                       700             18
Ryan's Family Steak Houses, Inc. (a)                      4,800             41
Showbiz Pizza Time, Inc. (a)                                600             16
USAir Group, Inc. (a)                                       800             28
                                                                    ----------

                                                                           327
                                                                    ----------

ENERGY - 3.1%
Berry Petroleum Co. Class A                               1,700             32
BJ Services Co. (a)                                         700             37
Cabot Oil & Gas Corp.                                     1,700             30
Camco International, Inc.                                   200             11
Energen Corp.                                               200              7
Helmerich & Payne, Inc.                                   1,100             63
Lomak Petroleum, Inc.                                       800             14
Mitchell Energy & Development Corp.                       3,200             70
Smith International, Inc. (a)                               700             43
Tesoro Petroleum Corp. (a)                                4,700             70
                                                                    ----------

                                                                           377
                                                                    ----------

FINANCE - 12.5%
AMBAC, Inc.                                               1,100             84
American Annuity Group, Inc.                              1,500             27
American Heritage Life Investment Corp.                     800             26
Astoria Financial Corp.                                   1,100             52
Charter One Financial, Inc.                                 200             11
Community Trust Bancorp, Inc.                               400             11
Delphi Financial Group, Inc.                                612             23
Deposit Guaranty Corp.                                      600             19
First American Financial Corp.                            2,400             94
First Empire State Corp.                                    100             34
Fort Wayne National Corp.                                   900             42
Fremont General Corp.                                     2,000             81
Greenpoint Financial Corp.                                  600             40
HCC Insurance Holdings, Inc.                                400             11
Imperial Bancorp                                            770             22
Interra Financial, Inc.                                     300             13
Life USA Holdings, Inc. (a)                                 800             11
Mercantile Bankshares Corp.                               2,000             80
ML Bancorp, Inc.                                            800             15
National Western Life Insurance Co. Class A (a)             300             26


                                                       Aggressive Equity Fund  9

AGGRESSIVE EQUITY FUND

June 30, 1997 (Unaudited)


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

Navigators Group, Inc. (The)(a)                             600     $       10
NBT Bancorp, Inc.                                           400             10
North American Mortgage Co.                                 500             12
North Fork Bancorporation, Inc.                           1,000             21
Orion Capital Corp.                                         600             44
Pacific Century Financial Corp.                           1,600             74
PaineWebber Group, Inc.                                     800             28
PennCorp Financial Group, Inc.                            1,400             54
Poe & Brown, Inc.                                         1,000             36
Popular, Inc.                                             2,500            100
Provident Bankshares Corp.                                  950             39
Raymond James Financial, Inc.                               550             15
Reliastar Financial Corp.                                   100              7
Sotheby's Holdings Co., Inc. Class A                      3,100             52
T R Financial Corp.                                       2,600             65
UMB Financial Corp.                                         800             35
United Companies Financial Corp.                            400             11
USBANCORP, Inc.                                             800             43
Value Line, Inc.                                          1,100             48
Wilmington Trust Corp.                                    1,600             73
                                                                    ----------

                                                                         1,499
                                                                    ----------

GENERAL BUSINESS - 8.4%
All American Communications, Inc. (a)                     1,200             15
Barra, Inc. (a)                                             700             23
BHC Communications, Inc. Class A                            100             12
Big Flower Press Holdings, Inc. (a)                         400              8
Bowne & Co., Inc.                                         4,000            140
Central Newspapers, Inc. Class A                          1,400            100
Comdisco, Inc.                                            2,250             59
FIserv, Inc. (a)                                            300             13
Grey Advertising                                            300             96
GTECH Holdings Corp. (a)                                  3,700            119
Houghton Mifflin Co.                                        300             20
Hunt Manufacturing Co.                                      600             11
Interim Services, Inc. (a)                                  200              9
Logicon, Inc.                                             1,400             74
McClatchy Newspapers, Inc. Class A                        1,625             48
McGrath Rent Corp.                                        3,200             62
Merrill Corp.                                             1,200             43
Miller (Herman), Inc.                                       200              7
New England Business Service, Inc.                        1,100             29
Norrell Corp.                                             1,000             33
Pinkerton's, Inc. (a)                                       200              6
Pittston Brink's Group                                      400             12
QuickResponse Services, Inc. (a)                            300             11
Standard Register Co.                                       400             12
Stewart Enterprises, Inc. Class A                           200              8
Systems & Computer Technology Corp. (a)                   1,400             37
United Wisconsin Services, Inc.                             200              7
                                                                    ----------

                                                                         1,014
                                                                    ----------

MISCELLANEOUS - 2.4%
GenCorp, Inc.                                             4,700            109
ITT Educational Services, Inc.                            1,200             30
Learning Tree International, Inc.                         1,700             75
Mathews International Corp. Class A                         400             14
On Assignment, Inc. (a)                                     300             12
Tracor, Inc. (a)                                          1,800             45
Universal Forest Products, Inc.                             400              6
                                                                    ----------

                                                                           291
                                                                    ----------

SHELTER - 2.6%
Centex Corp.                                              2,400             98
Florida Rock Industries, Inc.                               700             28
Lafarge Coppee                                            2,900             71
Southdown, Inc.                                           2,100             92
Standard Pacific Corp.                                    1,800             18
USG Corp. (a)                                               300             11
                                                                    ----------

                                                                           318
                                                                    ----------

TECHNOLOGY - 10.5%
Alliant Techsystems, Inc. (a)                               200             11
Avnet, Inc.                                                 300             17
Beckman Instruments, Inc.                                 1,500             72
Boole & Babbage, Inc.                                       400              8
Citrix Systems, Inc. (a)                                    100              4
Coltec Industries, Inc. (a)                               4,400             86
CTS Corp.                                                   800             55
Dallas Semiconductor Corp.                                  300             12
Data General Corp. (a)                                    3,800             99
Davox Corp.                                                 400             14
Digital Microwave Corp. (a)                                 300              9
Dionex Corp. (a)                                            200             10
Electroglas, Inc. (a)                                       400             10
Encad, Inc. (a)                                           1,200             50
Esterline Corp. (a)                                       1,900             67
General Binding Corp.                                       800             23
Harbinger Corp.                                             900             25
Helix Technology Corp.                                      200              8
ITI Technologies, Inc. (a)                                1,600             37
KEMET Corp. (a)                                             300              7
Lincoln Electric Co.                                        200              7
MasTec, Inc.                                                200              9


10  Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

June 30, 1997 (Unaudited)


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

Orbital Sciences Corp. Class A (a)                          600     $       10
Periphonics Corp.                                         1,100             23
Pittway Corp. Class A                                       300             15
RadiSys Corp. (a)                                           100              4
SpeedFam International, Inc. (a)                            500             18
SPSS, Inc. (a)                                              300              9
Stratus Computer, Inc. (a)                                1,700             85
Supertex, Inc. (a)                                        2,900             32
Symantec Corp. (a)                                        3,900             76
Symbol Technologies, Inc.                                 3,150            106
Tech-Sym Corp. (a)                                        1,300             43
Tektronix, Inc.                                             200             12
Thermo Ecotek Corp.                                       1,300             20
Thiokol Corp.                                               800             56
Veritas Software Corp.                                      600             30
Viasoft, Inc.                                               800             41
Viewlogic Systems, Inc. (a)                               2,000             29
Vitesse Semiconductor Corp.                                 200              7
Wall Data, Inc. (a)                                         200              5
Wind River Systems, Inc.                                    200              8
                                                                    ----------

                                                                         1,269
                                                                    ----------

TRANSPORTATION - 5.1%
Airborne Freight Corp.                                    1,900             80
Alexander & Baldwin, Inc.                                 2,300             60
CNF Transportation, Inc.                                  3,300            106
GATX Corp.                                                2,100            121
Interpool, Inc.                                             600              9
Roadway Express, Inc.                                       300              7
Rollins Truck Leasing Corp.                               4,200             63
USFreightways Corp.                                       2,400             62
Werner Enterprises, Inc.                                    900             17
Yellow Corp. (a)                                          4,000             89
                                                                    ----------

                                                                           614
                                                                    ----------

UTILITIES - 6.3%
American Water Works, Inc.                                1,900             41
Black Hills Corp.                                         1,300             37
Boston Edison Co.                                         1,100             29
Calenergy, Inc. (a)                                         400             15
Central Hudson Gas & Electric Corp.                       1,500             52
El Paso Natural Gas Co.                                     400             22
Hawaiian Electric Industries, Inc.                          900             35
KU Energy Corp.                                           1,100             37
NIPSCO Industries, Inc.                                     100              4
OGE Energy Corp.                                          1,000             45
Pinnacle West Capital Corp.                               1,200             36
Sierra Pacific Resources                                  2,900             93
Tel-Save Holdings, Inc.                                   1,900             29
TNP Enterprises, Inc.                                     3,700             86
Tuscon Electric Power Co. (a)                             6,400             93
US Long Distance Corp.                                    2,000             34
Washington Gas & Light Co.                                1,400             35
Washington Water Power Co.                                1,800             35
                                                                    ----------

                                                                           758
                                                                    ----------

TOTAL COMMON STOCKS
(cost $10,123)                                                          11,638
                                                                    ----------

                                                     PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                     ----------

SHORT-TERM INVESTMENTS - 3.7%
Federated Prime Cash Obligation Fund (b)             $      398            398
United States Treasury Notes (c)
 5.750% due 10/31/97                                         50             50
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $448)                                                                448
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $10,571)(d)  - 100.3%                                  12,086

OTHER ASSETS AND LIABILITIES,
NET - (0.3%)                                                               (37)
                                                                    ----------

NET ASSETS - 100.0%                                                 $   12,049
                                                                    ----------
                                                                    ----------

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Held as collateral by the custodian in connection with futures contracts purchased by the Fund.
(d) See Note 2 for federal income tax information.


        The accompanying notes are an integral part of the financial statements.

                                                      Aggressive Equity Fund  11

AGGRESSIVE EQUITY FUND

June 30, 1997 (Unaudited)


                                                                    UNREALIZED
                                                       NUMBER      APPRECIATION
                                                         OF       (DEPRECIATION)
                                                      CONTRACTS       (000)
                                                     ----------   --------------

FUTURES CONTRACTS
(Notes 2 and 3)

S & P 400 Midcap Index Futures Contracts
  expiration date 09/97                                       3     $        5
                                                                    ----------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                           $        5
                                                                    ----------
                                                                    ----------


(#) At June 30, 1997, United States Treasury Notes valued at $50 were held as collateral by the custodian in connection with futures contracts purchased by the Fund.


        The accompanying notes are an integral part of the financial statements.


12  Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1997 (Unaudited)

ASSETS
Investments at market (identified cost $10,571,333)(Note 2). . . . . . . . . . . . . . . . . . . . . . .  $       12,085,980
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               9,891
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,724
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               9,289
                                                                                                          ------------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          12,108,884


LIABILITIES
Payables:
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $            1,621
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .              18,284
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              37,996
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . .               1,875
                                                                                      ------------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              59,776
                                                                                                          ------------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $       12,049,108
                                                                                                          ------------------
                                                                                                          ------------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $           13,662
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100,352
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,514,647
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,150
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              10,414
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          10,404,883
                                                                                                          ------------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $       12,049,108
                                                                                                          ------------------
                                                                                                          ------------------

NET ASSET VALUE, offering and redemption price per share:
  ($12,049,108 divided by 1,041,415 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $            11.57
                                                                                                          ------------------
                                                                                                          ------------------

        The accompanying notes are an integral part of the financial statements.

                                                      Aggressive Equity Fund  13

AGGRESSIVE EQUITY FUND

STATEMENT OF OPERATIONS

For the Period January 2, 1997 (Commencement of Operations) to June 30, 1997 (Unaudited)

INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $          101,514
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               9,900
                                                                                                          ------------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             111,414

EXPENSES (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $           50,488
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              37,106
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,382
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              13,830
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,263
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,905
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                 711
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               8,901
                                                                                      ------------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .             126,586
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .             (60,155)
                                                                                      ------------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              66,431
                                                                                                          ------------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              44,983
                                                                                                          ------------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              54,032
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              46,320             100,352
                                                                                      ------------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,514,647
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,150           1,519,797
                                                                                      ------------------  ------------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,620,149
                                                                                                          ------------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .  $        1,665,132
                                                                                                          ------------------
                                                                                                          ------------------


        The accompanying notes are an integral part of the financial statements.

14  Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the Period January 2, 1997 (Commencement of Operations) to June 30, 1997 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $           44,983
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100,352
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . . . . . . . . . . . .           1,519,797
                                                                                                          ------------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . . . . . . . . . . . .           1,665,132
                                                                                                          ------------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (31,320)
                                                                                                          ------------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 5). . . . . . . . . . . . . .          10,390,296
                                                                                                          ------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          12,024,108

NET ASSETS
  Beginning of period (original capital) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              25,000
                                                                                                          ------------------

  End of period (including undistributed net investment income of $13,662) . . . . . . . . . . . . . . .  $       12,049,108
                                                                                                          ------------------
                                                                                                          ------------------


        The accompanying notes are an integral part of the financial statements.

                                                      Aggressive Equity Fund  15

AGGRESSIVE EQUITY FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                                                  1997*
                                                                                                          ------------------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $            10.00
                                                                                                          ------------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .04
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . .                1.56
                                                                                                          ------------------

     Total Income From Investment Operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1.60
                                                                                                          ------------------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (.03)
                                                                                                          ------------------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $            11.57
                                                                                                          ------------------
                                                                                                          ------------------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               16.06

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              12,049

  Ratios to average net assets (%)(b):
     Operating expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1.25
     Operating expenses, gross . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                2.38
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .85

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               64.83
  Per share amount of fees waived ($ omitted)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .               .0579
  Average commission rate paid per share of security ($ omitted) . . . . . . . . . . . . . . . . . . . .               .0355


* For the period January 2, 1997 (commencement of operations) to June 30, 1997 (Unaudited).
(a) The total return for the period is not annualized.
(b) The ratios for the period are annualized.
(c) See Note 4.


16  Aggressive Equity Fund

NON-US FUND

STATEMENT OF NET ASSETS

June 30, 1997 (Unaudited)


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

COMMON STOCKS - 95.6%
AUSTRALIA - 2.3%
Amcor, Ltd.                                                 900     $        6
Broken Hill Proprietary Co.                               3,100             45
CSR, Ltd.                                                 5,100             20
Mayne Nickless, Ltd.                                      1,000              6
National Australia Bank, Ltd.                               900             13
Southcorp Holdings, Ltd.                                  3,500             13
Western Mining Corp., Ltd.                                3,700             23
Westpac Banking Corp.                                     4,900             30
                                                                    ----------

                                                                           156
                                                                    ----------

AUSTRIA - 0.2%
OMV AG                                                      100             13
                                                                    ----------

                                                                            13
                                                                    ----------

BELGIUM - 1.1%
Arbed SA NPV (a)                                             45              5
Credit Communal Holding/ Dexia NPV                          150             16
Electrabel NPV                                               90             20
Fortis AG                                                    45              9
Groupe Bruxelles Lambert NPV                                 60             10
PetroFina SA NPV                                             35             13
                                                                    ----------

                                                                            73
                                                                    ----------

DENMARK - 0.8%
Jyske Bank AS (Regd.)                                       200             17
Novo Nordisk AS Series B                                    149             16
Ostasiatiske Kompagni (a)                                   500             12
Tele Danmark AS Series B                                    200             11
                                                                    ----------

                                                                            56
                                                                    ----------

FINLAND - 0.7%
Cultor OY Series II                                         200             11
Metra AB Series B                                           400             12
Nokia AB Series K                                           300             22
                                                                    ----------

                                                                            45
                                                                    ----------

FRANCE - 6.6%
Alcatel Alsthom                                             103             13
Carrefour SA                                                 38             28
Christian Dior                                              120             20
Cie de St. Gobain                                           172             25
Compagnie Bancaire SA                                       100             13
Eaux (cie Generale)                                         266             34
Elf Aquitaine SA                                            530             57
Eridania Beghin-Say                                         100             15
L'Air Liquide                                               100             16
Pathe SA                                                    145             29
Peugeot SA                                                  156             15
Promodes                                                     67             26
Rhone-Poulenc SA Class A - ADR                              460             19
Sanofi SA                                                   183             18
SEITA                                                       500             16
SGS Thomson Microelectronics (a)                            170             13
Sidel SA                                                    175             14
Societe Generale                                            210             23
Synthelabo                                                  200             26
Union des Assurances Federales                              200             23
Usinor Sacilor                                              400              7
                                                                    ----------

                                                                           450
                                                                    ----------

GERMANY - 6.6%
Allianz AG (Regd) (a)                                        65             14
BASF AG                                                     240              9
Bayer AG                                                    880             34
Bayerische Hypotheken-und Wechsel Bank AG                   950             28
Bilfinger & Berger BAU AG (a)                               210              9
Continental AG                                            1,230             31
Deutsche Lufthansa AG                                       870             17
Deutsche Telekom AG                                       1,260             30
Douglas Holding AG                                          550             22
Dresdner Bank AG                                            910             31
Fried, Krupp AG Hoesch New                                  160             31
Hannover Rueckversicherungs AG                              100              6
Henkel KGAA                                                 380             20
Muenchener Rueckversicherungs                                19             53
SAP AG                                                       30              6
Siemens AG                                                  770             46
SKW Trostberg AG                                            340             12
Veba AG                                                     783             44
Volkswagen International AG 1998 Warrants (a)                10              4
                                                                    ----------

                                                                           447
                                                                    ----------

HONG KONG - 3.5%
Cheung Kong Holdings, Ltd.                                5,000             49
Dickson Concepts International, Ltd.                      8,000             29
Henderson Land Development Co., Ltd.                      2,000             18
Hong Kong Electric Holding, Ltd.                          5,000             20
Hong Kong Telecommunications, Ltd.                          200              1
HSBC Holdings (UK Regd) PLC                               1,600             48
Hutchison Whampoa, Ltd.                                   4,000             35
New World Infrastructure, Ltd. (a)                        6,000             17
Swire Pacific, Ltd. Class A                               2,500             22
                                                                    ----------

                                                                           239
                                                                    ----------



18  Non-US Fund

NON-US FUND

June 30, 1997 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

ITALY - 3.2%
Ente Nazionale Idrocarburi SPA (Regd)                    10,000     $       57
Fiat SPA                                                  6,000             21
Istituto Mobiliane Italiano SPA                           3,000             27
Istituto Nazionale Delle Assicurazioni                   30,000             46
Mediaset SPA                                              3,000             13
Telecom Italia SPA                                       17,000             54
                                                                    ----------

                                                                           218
                                                                    ----------

JAPAN - 32.1%
Asahi Bank, Ltd.                                          5,000             43
Bank Of Tokyo - Mitsubishi, Ltd.                          4,000             80
Canon Sales Co., Inc.                                     3,000             70
Cosmo Oil Co.                                             2,000             10
Dai Ichi Kangyo Bank                                      1,000             14
Dai Ichi Pharmaceutical Co.                               2,000             35
Daiken Corp.                                              6,000             38
Daiwa Bank                                                6,000             28
Daiwa Kosho Lease Co., Ltd.                               4,000             31
Daiwa Securities                                          5,000             39
DDI Corp.                                                     6             44
Ebara Corp.                                               2,000             30
Fuji Photo Film Co.                                       1,000             40
Fujitsu, Ltd.                                             2,000             28
Hitachi, Ltd.                                             4,000             45
Ishihara Sangyo (a)                                      18,000             53
Izumi Co.                                                 1,000             15
Izumiya Co., Ltd.                                         2,000             32
Japan Tobacco, Inc.                                           8             63
Kyocera Corp.                                             1,000             79
Long Term Credit Bank Japan                               3,000             13
Matsushita Electric Industrial Co., Ltd.                  4,000             81
Mitsubishi Electric Corp.                                 6,000             34
Mitsubishi Estate Co., Ltd.                               4,000             58
Mitsubishi Heavy Industries                               5,000             38
Mitsui Mining & Smelting                                 11,000             49
Mitsui Trust & Banking                                    7,000             53
Murata Manufacturing Co., Ltd.                            1,000             40
Nippon Oil Co.                                            2,000             11
Nippon Steel Corp.                                       17,000             54
Nippon Telegraph & Telephone Corp.                            5             48
Nissan Motor Co., Ltd.                                   11,000             85
Nomura Securities                                         2,000             28
NSK, Ltd.                                                 7,000             45
Oji Paper Co., Ltd.                                       2,000             12
Sakura Bank, Ltd.                                         8,000             61
San-In Godo Bank                                          6,000             50
Seino Transportation                                      2,000             22
Seiren Co., Ltd.                                          7,000             32
Sekisui Chemical Co., Ltd.                                3,000             30
Shimachu Co., Ltd.                                        1,100             33
Sony Corp.                                                  600             52
Sumitomo Forestry                                         3,000             33
Sumitomo Rubber Industries                                1,000              7
Taisei Corp.                                             13,000             60
Tokio Marine & Fire Insurance Co.                         3,000             39
Tokyo Electric Power                                      1,800             38
Topy Industries, Ltd.                                     5,000             18
Toyota Motor Corp.                                        3,000             88
West Japan Railway Co.                                       16             63
Yamanouchi Pharmaceutical                                 2,000             54
Yokohama Rubber Co., Ltd.                                 7,000             30
                                                                    ----------

                                                                         2,176
                                                                    ----------

MALAYSIA - 2.0%
Boustead Holdings Berhad                                  6,000             13
Commerce Asset Holdings                                   8,000             21
Hong Leong Properties Berhad                             12,000             14
IJM Corp. Berhad                                          7,000             15
Pelangi Berhad                                           10,000             10
Petronas Dagangan Berhad                                 10,000             24
Sime Darby Berhad                                         5,000             17
Tanjong PLC                                               3,000             10
Tenaga Nasional Berhad                                    3,000             14
                                                                    ----------

                                                                           138
                                                                    ----------

NETHERLANDS - 5.0%
Aegon NV                                                    277             19
DSM NV (BR)                                                 288             29
Heineken NV                                                  50              9
ING Groep NV                                              1,162             54
Philips Electronics                                         380             27
Polygram                                                    120              6
Royal Dutch Petroleum Co. (a)                             2,240            116
Royal PTT Nederland NV                                      320             13
Unilever NV CVA                                             240             50
Wolters Kluwer CVA                                          121             15
                                                                    ----------

                                                                           338
                                                                    ----------

NEW ZEALAND - 0.3%
Lion Nathan, Ltd.                                         4,300             11
Telecom Corp. of New Zealand, Ltd.                        2,300             12
                                                                    ----------

                                                                            23
                                                                    ----------


                                                                 Non-US Fund  19

NON-US FUND

June 30, 1997 (Unaudited)


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

NORWAY - 0.5%
Kvaerner Industries AS Series B                             240     $       14
Norsk Hydro AS                                              260             14
Storebrand ASA Series A (a)                               1,500              9
                                                                    ----------

                                                                            37
                                                                    ----------

SINGAPORE - 1.1%
Hotel Properties                                          4,000              7
Singapore Airlines, Ltd. (Alien Market)                   3,000             27
Singapore Press Holdings (Alien Market)                   1,000             20
United Overseas Bank, Ltd. (Alien Market)                 2,000             20
                                                                    ----------

                                                                            74
                                                                    ----------

SPAIN - 2.5%
Acerinox SA                                                  44              8
Banco Bilbao Vizcaya (Regd)                                 400             33
Banco Popular Espanol (Regd)                                120             29
Hidroelectrica del Cantabrico SA                            480             20
Iberdrola SA                                              3,800             48
Repsol SA                                                   600             25
Vallehermoso SA                                             200              5
                                                                    ----------

                                                                           168
                                                                    ----------

SWEDEN - 2.4%
Autoliv, Inc. (a)                                           420             16
Incentive AB Series B                                       400             37
Scania AB Series B                                          900             28
SKF AB Series A                                           1,300             32
Telefonaktiebolaget Ericsson (LM) Series B                1,200             47
                                                                    ----------

                                                                           160
                                                                    ----------

SWITZERLAND - 6.4%
Fischer (Georg) AG (BR)                                      17             24
Holderbank Financiere Glarus AG (BR)                         14             13
Liechtenstein Global Trust AG                                40             24
Nestle SA (Regd)                                             41             54
Novartis AG (Regd.)                                          98            157
Roche Holdings Genusscheine AG NPV                            7             63
Schweiz Bankgesellsch (BR)                                   50             57
Schweiz Ruckversicher (Regd)                                 28             40
                                                                    ----------

                                                                           432
                                                                    ----------

UNITED KINGDOM - 18.3%
Allied Colloids PLC                                       8,600             18
Allied Irish Banks                                        3,200             25
Allied Lyons                                              3,200             23
Amersham International PLC                                  400             11
B.A.T. Industries PLC                                     3,900             35
British Airways PLC                                       2,300             26
British Petroleum Co. PLC                                 4,200             52
British Telecom PLC                                       7,000             52
BTR PLC                                                   3,600             12
Burmah Castrol PLC                                          700             12
Cadbury Schweppes PLC                                     2,200             20
Compass Group PLC                                         2,000             22
Energy Group PLC                                          1,000             11
Flextech PLC (a)                                            900             10
General Cable PLC (a)                                     3,600             10
General Electric Co. PLC                                    900              5
Glaxo Wellcome PLC                                        5,300            110
Glynwed International PLC                                 3,200             12
Great University Stores PLC                               2,000             20
Guardian Royal Exchange PLC                               9,400             43
Guinness PLC                                              4,100             40
Hillsdown Holdings PLC                                    3,000              8
HSBC Holdings PLC                                         3,300            102
Kingfisher PLC                                            1,300             15
Lloyds TSB Group PLC                                      5,800             60
LucasVarity PLC                                           5,400             19
MEPC PLC                                                  2,500             20
Norwich Union PLC (a)                                       990              5
Pilkington Brothers PLC                                   8,000             18
Racal Electronics PLC                                     5,300             21
Rank Group PLC                                            4,800             30
Reed International                                        1,500             15
RMC Group PLC                                             1,100             18
Rolls-Royce PLC                                           4,000             15
Royal Bank of Scotland Group PLC                          3,000             28
RTZ Corp. PLC (Regd)                                        650             11
Safeway PLC                                               2,200             13
Sainsbury (J.) PLC                                        4,100             25
Scottish Power PLC                                        5,500             36
Sears PLC                                                14,000             16
Shell Transportation & Trading PLC (Regd)                 2,100             14
Standard Chartered Bank Group PLC                         1,600             24
Tomkins PLC                                               4,500             19
United Newspaper, Ltd. PLC                                1,000             12
Vickers, Ltd. PLC                                         3,000             10
Vodafone Group PLC                                        8,300             41
Wessex Water PLC                                          3,400             23
Willis Corroon Group PLC                                  3,700              8
Zeneca Group PLC                                          1,400             46
                                                                    ----------

                                                                         1,241
                                                                    ----------

TOTAL COMMON STOCKS
(cost $5,940)                                                            6,484
                                                                    ----------


20  Non-US Fund

NON-US FUND

June 30, 1997 (Unaudited)


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

PREFERRED STOCKS - 2.2%
AUSTRALIA - 0.3%
News Corp., Ltd.                                          5,300     $       21
                                                                    ----------

                                                                            21
                                                                    ----------

AUSTRIA - 0.2%
Creditanstalt-Bankverein                                    265             11
                                                                    ----------

                                                                            11
                                                                    ----------

GERMANY - 1.7%
GEA AG                                                       25             10
MAN AG                                                       57             14
RWE AG NV                                                 1,110             39
SAP AG                                                       90             19
Volkswagen AG                                                65             36
                                                                    ----------

                                                                           118
                                                                    ----------

TOTAL PREFERRED STOCKS
(cost $125)                                                                150
                                                                    ----------


                                                      PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                     ----------

LONG-TERM INVESTMENTS - 0.7%
JAPAN - 0.7%
STB Cayman Capital, Ltd. (conv.)(a)
   0.500% due 10/01/07                               JPY  5,000             49
                                                                    ----------

TOTAL LONG-TERM INVESTMENTS
(cost $43)                                                                  49
                                                                    ----------

SHORT-TERM INVESTMENTS - 1.0%
UNITED STATES - 1.0%
Federated Prime Cash Obligation Fund (b)             $       65             65
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $65)                                                                  65
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $6,173)(c) - 99.5%                                      6,748

OTHER ASSETS AND LIABILITIES,
NET - 0.5%                                                                  36
                                                                    ----------

NET ASSETS - 100.0%                                                 $    6,784
                                                                    ----------
                                                                    ----------


(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
NPV - No Par Value
NV - Nonvoting
PLC - Public Limited Company

FOREIGN CURRENCY ABBREVIATIONS:
JPY - Japanese yen


       The accompanying notes are an integral part of the financial statements.


                                                                Non-US Fund  21

NON-US FUND

June 30, 1997 (Unaudited)


                                                        % OF          MARKET
                                                        NET           VALUE
GEOGRAPHIC DIVERSIFICATION                             ASSETS         (000)
------------------------------------------------     ----------     ----------
Europe                                                     37.8%    $    2,566
Japan                                                      32.8          2,225
United Kingdom                                             18.3          1,241
Pacific Basin                                               9.6            651
United States (Short-Term Investments)                      1.0             65
                                                     ----------     ----------

Total Investments                                          99.5          6,748
Other Assets and Liabilities, Net                           0.5             36
                                                     ----------     ----------

NET ASSETS                                                100.0%    $    6,784
                                                     ----------     ----------
                                                     ----------     ----------


                                                        % OF          MARKET
                                                        NET           VALUE
INDUSTRY DIVERSIFICATION                               ASSETS         (000)
------------------------------------------------     ----------     ----------

Basic Industries                                            6.5%    $      444
Capital Goods                                               8.7            587
Consumer Basics                                            15.2          1,031
Consumer Durable Goods                                      7.7            522
Consumer Non-Durables                                       4.8            329
Consumer Services                                           1.5             99
Energy                                                      7.6            514
Finance                                                    22.1          1,502
General Business                                            2.1            143
Miscellaneous                                               6.1            411
Shelter                                                     1.9            130
Technology                                                  4.1            276
Transportation                                              1.3             90
Utilities                                                   8.2            556
Long-Term Investments                                       0.7             49
Short-Term Investments                                      1.0             65
                                                     ----------     ----------

Total Investments                                          99.5          6,748
Other Assets and Liabilities, Net                           0.5             36
                                                     ----------     ----------

NET ASSETS                                                100.0%    $    6,784
                                                     ----------     ----------
                                                     ----------     ----------


The accompanying notes are an integral part of the financial statements.


22  Non-US Fund

NON-US FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1997 (Unaudited)

ASSETS
Investments at market (identified cost $6,172,736)(Note 2) . . . . . . . . . . . . . . . . . . . . . . .    $      6,747,526
Foreign currency holdings (identified cost $63,604). . . . . . . . . . . . . . . . . . . . . . . . . . .              63,299
Receivables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              13,164
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             120,494
  From Manager (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              19,806
  Foreign taxes recoverable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,527
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               9,289
                                                                                                            ----------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,981,105

LIABILITIES
Payables:
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        136,574
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .              15,101
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              45,094
                                                                                        ----------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             196,769
                                                                                                            ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $      6,784,336
                                                                                                            ----------------
                                                                                                            ----------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         46,712
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              90,859
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             574,790
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (91)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,069
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,065,997
                                                                                                            ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $      6,784,336
                                                                                                            ----------------
                                                                                                            ----------------

NET ASSET VALUE, offering and redemption price per share:
  ($6,784,336 divided by 606,934 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          11.18
                                                                                                            ----------------
                                                                                                            ----------------

        The accompanying notes are an integral part of the financial statements.


Non-US Fund  23

NON-US FUND

STATEMENT OF OPERATIONS

For the Period January 2, 1997 (Commencement of Operations) to June 30, 1997 (Unaudited)

INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         87,820
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               9,133
  Less foreign taxes withheld. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (10,987)
                                                                                                            ----------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              85,966

EXPENSES (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         28,686
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              61,650
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,950
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              12,524
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,447
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,905
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                 711
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,286
                                                                                        ----------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .             124,159
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .             (84,905)
                                                                                        ----------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              39,254
                                                                                                            ----------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              46,712
                                                                                                            ----------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              66,975
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .              23,884              90,859
                                                                                        ----------------

Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             574,790
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .                 (91)            574,699
                                                                                        ----------------    ----------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             665,558
                                                                                                            ----------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .    $        712,270
                                                                                                            ----------------
                                                                                                            ----------------


        The accompanying notes are an integral part of the financial statements.


24  Non-US Fund

NON-US FUND

STATEMENT OF CHANGES IN NET ASSETS

For the Period January 2, 1997 (Commencement of Operations) to June 30, 1997 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         46,712
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              90,859
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . . . . . . . . . . . .             574,699
                                                                                                            ----------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . . . . . . . . . . . .             712,270
                                                                                                            ----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 5). . . . . . . . . . . . . .           6,047,066
                                                                                                            ----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,759,336

NET ASSETS
  Beginning of period (original capital) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              25,000
                                                                                                            ----------------

  End of period (including undistributed net investment income of $46,712) . . . . . . . . . . . . . . .    $      6,784,336
                                                                                                            ----------------
                                                                                                            ----------------

        The accompanying notes are an integral part of the financial statements.


                                                                 Non-US Fund  25

NON-US FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                                                   1997*
                                                                                                            ----------------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          10.00
                                                                                                            ----------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .08
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . .                1.10
                                                                                                            ----------------

     Total Income From Investment Operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1.18
                                                                                                            ----------------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          11.18
                                                                                                            ----------------
                                                                                                            ----------------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               11.80

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,784

  Ratios to average net assets (%)(b):
     Operating expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1.30
     Operating expenses, gross . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                4.11
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1.55

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               58.72
  Per share amount of fees waived ($ omitted)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .               .1073
  Per share amount of fees reimbursed ($ omitted)(c) . . . . . . . . . . . . . . . . . . . . . . . . . .               .0326
  Average commission rate paid per share of security ($ omitted)(d). . . . . . . . . . . . . . . . . . .               .0024


* For the period January 2, 1997 (commencement of operations) to June 30, 1997 (Unaudited).
(a) The total return for the period is not annualized.
(b) The ratios for the period are annualized.
(c) See Note 4.
(d) In certain foreign markets the relationship between the translated U.S. dollar price per share and commission paid per share may vary from that of domestic markets.


26  Non-US Fund

CORE BOND FUND

STATEMENT OF NET ASSETS

June 30, 1997 (Unaudited)


                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

LONG-TERM INVESTMENTS - 78.5%
ASSET-BACKED SECURITIES - 1.6%
The Money Store Home Equity Loan Trust
  Series 1994-D Class A-4
   8.750% due 01/15/20                               $       50     $       52
  Series 1996-B Class A5
   7.180% due 12/15/14                                       60             61
                                                                    ----------

                                                                           113
                                                                    ----------

CORPORATE BONDS AND NOTES - 20.3%
Aames Financial Corp.
   9.125% due 11/01/03                                       25             25
Amerus Capital I Series A
   8.850% due 02/01/27                                       25             25
Banponce Trust I Series A
   8.327% due 02/01/27                                       25             25
Bear Stearns Capital Trust I
   7.000% due 01/15/27                                      100             99
Chevy Chase Savings Bank
   9.250% due 12/01/05                                       25             25
Citicorp
   9.500% due 02/01/02                                       50             55
Dime Bancorp Trust I Series A
   9.330% due 05/06/27                                       25             26
ERAC USA Finance Co. (MTN)
   7.500% due 06/15/03                                       50             51
Exide Corp.
   2.900% due 12/15/05                                       50             31
Ferrellgas LP/Financing Corp. Series A
  10.000% due 08/01/01                                       35             37
First Nationwide Holdings
  12.500% due 04/15/03                                       50             56
First Tennessee Capital I Series A
   8.070% due 01/06/27                                       25             25
Goldman Sachs Group, L.P.
   6.200% due 02/15/01                                       75             74
Greenwich Air Services, Inc.
  10.500% due 06/01/06                                       25             29
Imperial Capital Trust I
   9.980% due 12/31/26                                       25             25
Imperial Credit Industries, Inc., Series B
   9.875% due 01/15/07                                       35             34
Jones Intercable, Inc.
   9.625% due 03/15/02                                       25             26
Markel Capital Trust I
   8.710% due 01/01/46                                       25             25
Meditrust
   7.375% due 07/15/00                                       25             25
MFS Communications Step Up Bond
  Zero Coupon due 01/15/04                                   20             19
  Zero Coupon due 01/15/06                                   25             20
News America Holdings, Inc.
   7.700% due 10/30/25                                       50             47
NWCG Holdings Corp., Series B
  Zero Coupon due 06/15/99                                   25             22
Ocwen Financial Corp.
  11.875% due 10/01/03                                       50             54
Orion Capital Trust I
   8.730% due 01/01/37                                       25             25
Reliance Group Holdings, Inc.
   9.000% due 11/15/00                                       50             52
Revlon Worldwide
  Zero Coupon due 03/15/01                                   40             27
Rose Hills Acquisition Corp.
   9.500% due 11/15/04                                       25             26
Salomon, Inc. (MTN)
   6.625% due 11/30/00                                       25             25
Simon Debartolo Group LP
   6.875% due 11/15/06                                       50             48
Southland Corp. Series A
   4.500% due 06/15/04                                       50             40
Tanger Properties LP
   8.750% due 03/11/01                                       25             27
Taubman Realty Group, L.P.
   8.000% due 06/15/99                                       25             25
Tenet Healthcare Corp.
   7.875% due 01/15/03                                       25             25
Time Warner, Inc.
   9.150% due 02/01/23                                      100            110
Travelers Property Casualty Corp.
   6.750% due 04/15/01                                       25             25
United Companies Financial Corp.
   7.700% due 01/15/04                                       50             50
United Dominion Realty Trust, Inc.
   7.250% due 01/15/07                                       25             25
                                                                    ----------

                                                                         1,410
                                                                    ----------


28  Core Bond Fund

CORE BOND FUND

June 30, 1997 (Unaudited)


                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

MORTGAGE-BACKED SECURITIES - 34.8%
Federal Home Loan Mortgage Corp.
   6.000% 15 Year TBA (d)                            $      100     $       96
Federal Home Loan Mortgage Corp.
  Participation Certificate
  Group #D7-3684  7.500% due 08/01/26                        79             79
Federal National Mortgage Association
  Pool #303192    8.500% due 03/01/25                       468            487
  Pool #303197    8.500% due 03/01/25                        92             96
  Pool #313232    8.500% due 05/01/25                       345            359
  Pool #345713    7.000% due 07/01/26                       201            197
  Pool #351687    7.000% due 11/01/26                       201            197
Federal National Mortgage Association
  REMIC Series 1992-10 Class ZD
   8.000% due 11/25/21                                      770            766
Government National Mortgage Association
  Pool #423495    7.000% due 02/15/26                       135            133
                                                                    ----------
                                                                         2,410
                                                                    ----------

NON-US BONDS - 0.3%
Videotron Holdings PLC Step Up Bond
  Zero Coupon until 07/01/99 due 07/01/04                    25             23
                                                                    ----------

                                                                            23
                                                                    ----------

UNITED STATES GOVERNMENT TREASURIES - 21.5%
United States Treasury Notes
   5.625% due 11/30/98                                       25             25
   5.875% due 11/15/99                                       30             30
   6.625% due 06/30/01                                      390            393
   6.250% due 10/31/01                                       25             25
   5.750% due 08/15/03 (d)                                  450            435
   6.500% due 08/15/05                                       75             75
   6.625% due 05/15/07 (d)                                  500            504
                                                                    ----------

                                                                         1,487
                                                                    ----------

TOTAL LONG-TERM INVESTMENTS
(cost $5,442)                                                            5,443
                                                                    ----------


                                                       NUMBER
                                                         OF
                                                       SHARES
                                                     ----------

PREFERRED STOCKS - 0.7%
El Paso Electric Co. Series A                               206             23
Highwood Properties, Inc. Series A                           25             25
                                                                    ----------

TOTAL PREFERRED STOCKS
(cost $48)                                                                  48
                                                                    ----------


                                                      PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                     ----------
SHORT-TERM INVESTMENTS - 27.7%
American Express Credit Corp.
   5.530% due 07/08/97 (a)                           $      100            100
Ameritech Corp.
   5.540% due 08/28/97 (a)                                  100             99
British Columbia, Province
   5.500% due 07/11/97 (a)                                  100            100
Caisse D Amortissement
   5.550% due 08/05/97 (a)                                  100             99
Canadian Wheat Board
   5.540% due 09/11/97                                      100             99
Emerson Electric Co.
   5.530% due 08/12/97 (a)                                  100             99
Federal Home Loan Mortgage Discount Note
   5.420% due 07/14/97 (a)(c)                                50             50
   5.520% due 08/12/97 (a)(c)                               100             99
Federated Prime Cash Obligation Fund (a)                    278            278
Florida Power Corp.
   5.520% due 07/09/97 (a)                                  100            100
Ford Motor Credit Co.
   5.580% due 07/02/97 (a)                                  100            100
General Electric Capital Corp.
   5.550% due 08/08/97 (a)                                  100             99
Illinois Tool Works, Inc.
   5.510% due 07/15/97 (a)                                  100            100
KFW International Finance, Inc.
   5.500% due 07/10/97 (a)                                  100            100
Kingdom of Sweden
   5.560% due 07/11/97 (a)                                  100            100


                                                              Core Bond Fund  29

CORE BOND FUND

June 30, 1997 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

National Rural Utilities Cooperative
  Finance Corp.
   5.530% due 07/22/97 (a)                           $      100     $      100
Procter & Gamble Co.
   5.550% due 07/24/97 (a)                                  100            100
Western Australian Treasury
   5.500% due 07/11/97 (a)                                  100            100
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $1,922)                                                            1,922
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $7,412)(b) - 106.9%                                     7,413

OTHER ASSETS AND LIABILITIES, NET - (6.9%)                                (482)
                                                                    ----------

NET ASSETS - 100.0%                                                 $    6,931
                                                                    ----------
                                                                    ----------


(a) At cost, which approximates market.
(b) See Note 2 for federal income tax information.
(c) Rate noted is yield-to-maturity.
(d) Forward commitment.  See Note 2.

ABBREVIATIONS:
MTN - Medium Term Note
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit


        The accompanying notes are an integral part of the financial statements.


30  Core Bond Fund

CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1997 (Unaudited)


ASSETS
Investments at market (identified cost $7,411,540)(Note 2) . . . . . . . . . . . . . . . . . . . . . . .    $      7,412,760
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              71,675
  Investments sold (delayed settlement)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . .             121,093
  From Manager (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              12,125
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               9,289
                                                                                                            ----------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           7,626,942

LIABILITIES
Payables:
  Investments purchased (delayed settlement)(Note 2) . . . . . . . . . . . . . . . .    $        655,351
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .              12,524
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              27,576
                                                                                        ----------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             695,451
                                                                                                            ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $      6,931,491
                                                                                                            ----------------
                                                                                                            ----------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        131,715
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (28,614)
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . .               1,220
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,829
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,820,341
                                                                                                            ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $      6,931,491
                                                                                                            ----------------
                                                                                                            ----------------

NET ASSET VALUE, offering and redemption price per share:
  ($6,931,491 divided by 682,926 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          10.15
                                                                                                            ----------------
                                                                                                            ----------------

        The accompanying notes are an integral part of the financial statements.


                                                              Core Bond Fund  31

CORE BOND FUND

STATEMENT OF OPERATIONS

For the Period January 2, 1997 (Commencement of Operations) to June 30, 1997 (Unaudited)

INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        247,719
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,408
                                                                                                            ----------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             255,127

EXPENSES (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         19,870
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              30,169
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,445
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              10,573
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,505
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,904
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                 711
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,118
                                                                                        ----------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .              78,295
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .             (51,803)
                                                                                        ----------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              26,492
                                                                                                            ----------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             228,635
                                                                                                            ----------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (28,614)
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .               1,220
                                                                                                            ----------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (27,394)
                                                                                                            ----------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .    $        201,241
                                                                                                            ----------------
                                                                                                            ----------------


        The accompanying notes are an integral part of the financial statements.


32  Core Bond Fund

CORE BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

For the Period January 2, 1997 (Commencement of Operations) to June 30, 1997 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        228,635
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (28,614)
  Net change in unrealized appreciation or depreciation  . . . . . . . . . . . . . . . . . . . . . . . .               1,220
                                                                                                            ----------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . . . . . . . . . . . .             201,241
                                                                                                            ----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (96,920)
                                                                                                            ----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 5). . . . . . . . . . . . . .           6,802,170
                                                                                                            ----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,906,491

NET ASSETS
  Beginning of period (original capital) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              25,000
                                                                                                            ----------------

  End of period (including undistributed net investment income of $131,715). . . . . . . . . . . . . . .    $      6,931,491
                                                                                                            ----------------
                                                                                                            ----------------


        The accompanying notes are an integral part of the financial statements.

                                                              Core Bond Fund  33

CORE BOND FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                                                   1997*
                                                                                                            ----------------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          10.00
                                                                                                            ----------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .34
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . .                (.05)
                                                                                                            ----------------

     Total Income From Investment Operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .29
                                                                                                            ----------------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (.14)
                                                                                                            ----------------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          10.15
                                                                                                            ----------------
                                                                                                            ----------------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                3.00

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,931

  Ratios to average net assets (%)(b):
     Operating expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .80
     Operating expenses, gross . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                2.36
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                6.90

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               69.01
  Per share amount of fees waived ($ omitted)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .               .0585
  Per share amount of fees reimbursed ($ omitted)(c) . . . . . . . . . . . . . . . . . . . . . . . . . .               .0179


* For the period January 2, 1997 (commencement of operations) to June 30, 1997 (Unaudited).
(a) The total return for the period is not annualized.
(b) The ratios for the period are annualized.
(c) See Note 4.


34  Core Bond Fund

RUSSELL INSURANCE FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 1997 (Unaudited)


1.   ORGANIZATION

     Russell Insurance Funds (the "Investment Company") is a series mutual fund with four investment portfolios, referred to as "Funds." These financial statements report on the Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under a master trust agreement dated July 11, 1996. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value. Shares of the Investment Company are offered only to a separate account of General American Life Insurance Company ("General American") at June 30, 1997. General American controlled the Funds by ownership of virtually all the Funds' shares of beneficial interest.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Funds' financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of these financial statements.

     SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     International equity and fixed income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

     Money Market instruments maturing within 60 days of the valuation date held by the Funds are valued at amortized cost unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost incurred by each money manager within a particular fund. The Funds may lend portfolio securities but have not done so in 1997.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short-term and long-term premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

     It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal income tax provision was required for the Funds.


                                               Notes to Financial Statements  35

RUSSELL INSURANCE FUNDS

June 30, 1997 (Unaudited)


     The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 1997 are as follows:

                                           GROSS           GROSS             NET
                      FEDERAL TAX       UNREALIZED       UNREALIZED      APPRECIATION
                          COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
                     --------------   --------------   --------------   --------------
Multi-Style Equity   $   16,258,464   $    2,833,599   $     (158,368)  $    2,675,231
Aggressive Equity        10,575,202        1,656,228         (145,450)       1,510,778
Non-US                    6,173,209          712,860         (138,543)         574,317
Core Bond                 7,396,222           25,322           (8,784)          16,538


     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly, except for the Non-U.S. Fund, which generally declares and pays dividends annually. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, and certain securities sold at a loss. Accordingly, a Fund may periodically make a reclassification among certain of its capital accounts without impacting its net asset value.

     EXPENSES: The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Manager"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed are allocated among all Funds principally based on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The deferred organization costs are estimated by the Funds in connection with their organization. The Funds are expected to reimburse FRIMCo for their payment of these costs made in advance. The costs have been deferred and are being amortized on a straight-line basis over 60 months.

     FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

          (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

          (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

     Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at period-end, as a result of changes in the exchange rates.


36  Notes to Financial Statements

RUSSELL INSURANCE FUNDS

June 30, 1997 (Unaudited)


     It is not practical to isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

     DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

     The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn market-like returns with their excess and liquidity reserve cash balances. Hedging is used by some funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that allow them to meet their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

     FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that is recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

     FORWARD COMMITMENTS: The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

     FUTURES CONTRACTS: The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

     The Funds may invest in interest rate futures contracts, stock index futures contracts, and foreign currency futures contracts and options thereon that are traded on a United States or foreign exchange or board of trade.


                                               Notes to Financial Statements  37

RUSSELL INSURANCE FUNDS

June 30, 1997 (Unaudited)


3.   INVESTMENT TRANSACTIONS

     SECURITIES: During the period January 2, 1997 (commencement of operations) to June 30, 1997, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                                  PURCHASES           SALES                                   PURCHASES           SALES
                               ---------------   ---------------                           ---------------   ---------------
          Multi-Style Equity   $    20,336,027   $     4,393,614      Non-US               $     7,800,824   $     1,759,835
          Aggressive Equity         13,589,850         3,355,984      Core Bond                  2,021,480           429,749

     Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                             PURCHASES           SALES
                          ---------------   ---------------
          Core Bond       $    15,927,000   $    12,051,059

     FUTURES CONTRACTS: Fund transactions in futures contract purchases for the period January 2, 1997 (commencement of operations) to June 30, 1997 were as follows:

        AGGRESSIVE EQUITY                            FUTURES CONTRACTS

                                                                   AGGREGATE
                                              NUMBER OF          FACE VALUE OF
                                              CONTRACTS          CONTRACTS (1)
                                           ----------------    ----------------
          Outstanding January 1, 1997                    --    $             --
          Opened                                         12           1,615,000
          Closed                                         (9)         (1,185,750)
                                           ----------------    ----------------
          Outstanding June 30, 1997                       3    $        429,250
                                           ----------------    ----------------
                                           ----------------    ----------------

     (1) The aggregate face value of contracts is computed on the date each contract was opened.

4.   RELATED PARTIES

     MANAGER: FRIMCo operates and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company, which researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

     For the period January 2, 1997 (commencement of operations) to June 30, 1997, the management fee paid to FRIMCo, for the Funds listed below, in accordance with the Investment Company's Management Agreement with that firm, amounted to $165,418 before waivers and/or reimbursements. Such fee is payable monthly and is equal to the annual rate, by Fund, shown in the following table, of the average daily net assets of the applicable Fund.

                                 ANNUAL RATE              ANNUAL RATE
                                 ------------             -----------
          Multi-Style Equity        0.78%      Non-US        0.95%
          Aggressive Equity         0.95       Core Bond     0.60

     FRIMCo has voluntarily agreed to waive a portion of its management fee for each Fund, up to the full amount of its fee, to the extent the Fund's operating expenses exceed specified limits imposed by FRIMCo on an annual basis. The Custodian has voluntarily agreed to waive its fee for approximately the first twelve months after each Fund becomes operational. Additionally, FRIMCo has voluntarily agreed to reimburse each Fund for all remaining expenses, after fee waivers, that still exceed their respective expense caps.


38  Notes to Financial Statements

RUSSELL INSURANCE FUNDS

June 30, 1997 (Unaudited)


     The expense caps, waivers and reimbursements as of June 30, 1997 were as follows:


                                 EXPENSE        MANAGEMENT      CUSTODIAN FEES     REIMBURSED     TOTAL EXPENSE
                                   CAP          FEES WAIVED         WAIVED         BY FRIMCO        REDUCTIONS
                              --------------   --------------   --------------   --------------   --------------
          Multi-Style Equity      0.92%        $       46,630   $       20,724   $           --   $       67,354
          Aggressive Equity       1.25                 35,197           24,958               --           60,155
          Non-US                  1.30                 26,236           38,863           19,806           84,905
          Core Bond               0.80                 19,870           19,809           12,124           51,803

     TRANSFER AGENT: The Funds have a contract with FRIMCo, for the Funds listed above, to provide transfer agent services to the Investment Company. Total fees for the period January 2, 1997 (commencement of operations) to June 30, 1997 were $24,960.

     DISTRIBUTOR: Russell Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of FRIMCo, is the principal Distributor for Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.

     ACCRUED FEES PAYABLE TO AFFILIATES AS OF JUNE 30, 1997 WERE AS FOLLOWS:

                                MANAGEMENT        TRANSFER      ORGANIZATIONAL
                                   FEES          AGENT FEES          FEES            TOTALS
                              --------------   --------------   --------------   --------------
          Multi-Style Equity  $        6,386   $        4,303   $       10,000   $       20,689
          Aggressive Equity            4,942            3,342           10,000           18,284
          Non-US                       1,881            3,220           10,000           15,101
          Core Bond                       --            2,524           10,000           12,524
                              --------------   --------------   --------------   --------------
                              $       13,209   $       13,389   $       40,000   $       66,598
                              --------------   --------------   --------------   --------------
                              --------------   --------------   --------------   --------------


     BROKERAGE COMMISSIONS: The Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Manager. The Funds also paid brokerage commissions for trades executed through Frank Russell Securities, Inc., an affiliate of the Frank Russell Investment Management Company. These commissions are net of a refund (up to 70% of gross commissions) paid back to the Fund effecting such transactions after reimbursement for research services provided to FRIMCo. Frank Russell Securities, Inc. retained $3,097 from such transactions made by the Multi-Style Equity Fund during the period January 2, 1997 (commencement of operations) to June 30, 1997.

     BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $8,000 per year plus out-of-pocket expenses. Total Trustee expenses were $27,618 for the period January 2, 1997 (commencement of operations) to June 30, 1997, and were allocated to each Fund on a pro rata basis.

5.   SHARE TRANSACTIONS

     Share transactions for the period January 2, 1997 (commencement of operations) to June 30, 1997 were as follows:

     MULTI-STYLE EQUITY                    SHARES           DOLLARS
                                        --------------   --------------

          Proceeds from shares sold          1,641,675   $   16,421,361
          Proceeds from reinvestment
            of distributions                     4,215           41,138
          Payments for shares redeemed          (2,622)         (27,691)
                                        --------------   --------------
          Total net increase (decrease)      1,643,268   $   16,434,808
                                        --------------   --------------
                                        --------------   --------------


                                               Notes to Financial Statements  39

RUSSELL INSURANCE FUNDS

June 30, 1997 (Unaudited)

     AGGRESSIVE EQUITY                      SHARES          DOLLARS
                                        --------------   --------------
          Proceeds from shares sold          1,036,772   $   10,369,915
          Proceeds from reinvestment
            of distributions                     3,189           31,320
          Payments for shares redeemed          (1,046)         (10,939)
                                        --------------   --------------
          Total net increase (decrease)      1,038,915   $   10,390,296
                                        --------------   --------------
                                        --------------   --------------

     NON-US
          Proceeds from shares sold            606,002   $    6,063,030
          Proceeds from reinvestment
            of distributions                        --               --
          Payments for shares redeemed          (1,568)         (15,964)
                                        --------------   --------------
          Total net increase (decrease)        604,434   $    6,047,066
                                        --------------   --------------
                                        --------------   --------------
     CORE BOND
          Proceeds from shares sold            672,630   $    6,726,445
          Proceeds from reinvestment
            of distributions                     9,920           96,920
          Payments for shares redeemed          (2,125)         (21,195)
                                        --------------   --------------
          Total net increase (decrease)        680,425   $    6,802,170
                                        --------------   --------------
                                        --------------   --------------

6.   DIVIDENDS

     On July 1, 1997, the Board of Trustees declared the following dividends from net investment income payable on July 10, 1997, to shareholders of record on July 2, 1997:

          Multi-Style Equity                  $ 0.0201
          Aggressive Equity                     0.0131
          Core Bond                             0.1929


40  Notes to Financial Statements

RUSSELL INSURANCE FUNDS
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001


TRUSTEES
   George F. Russell, Jr., Chairman
   Lynn L. Anderson
   Paul E. Anderson
   Paul Anton, PhD
   William E. Baxter
   Lee C. Gingrich
   Eleanor W. Palmer

OFFICERS
   Lynn L. Anderson, President and Chief Executive Officer
   Peter F. Apanovitch, Manager of Short Term Investment Funds
   George W. Weber, Treasurer and Chief Accounting Officer
   Randall P. Lert, Director of Investments
   Karl Ege, Secretary and General Counsel

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, WA  98402

CONSULTANT
   Frank Russell Company
   909 A Street
   Tacoma, WA  98402

OFFICE OF SHAREHOLDER INQUIRIES
   909 A Street
   Tacoma, Washington  98402
   (800) 832-6688
   In Washington (253) 627-7001

CUSTODIAN
   State Street Company
   1776 Heritage Drive
   North Quincy, MA  02171

LEGAL COUNSEL
   Stradley, Ronon, Stevens & Young, LLP
   2600 - One Commerce Square
   Philadelphia, PA  19103-7098

INDEPENDENT  ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, MA  02109

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   909 A Street
   Tacoma, WA  98402


MONEY MANAGERS

MULTI-STYLE EQUITY FUND
   Chancellor LGT Asset Management Inc., New York, NY
   Equinox Capital Management, Inc., New York, NY
   Westpeak Investment Advisors, LP, Boulder, CO

AGGRESSIVE EQUITY FUND
   Rothschild Asset Management, Inc., New York, NY
   Westpeak Investment Advisors, LP, Boulder, CO

NON-US FUND
   J.P. Morgan Investment Management, Inc., New York, NY
   Oechsle International Advisors, Boston, MA
   The Boston Company Asset Management, Inc., Boston, MA

CORE BOND FUND
   Pacific Investment Management Company, Newport Beach, CA
   Standish, Ayer & Wood, Inc., Boston, MA


THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUNDS AND IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS. NOTHING HEREIN CONTAINED IS TO BE CONSIDERED AN OFFER OF SALE OR A SOLICITATION OF AN OFFER TO BUY SHARES OF RUSSELL INSURANCE FUNDS. SUCH OFFERING IS MADE ONLY BY PROSPECTUS, WHICH INCLUDES DETAILS AS TO OFFERING PRICE AND OTHER MATERIAL INFORMATION.


                            Manager, Money Managers and Service Providers  41